Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Entity Central Index Key	0000002691
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000018428
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class A
Trading Symbol	LAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.00%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$9,423	$10,000	$10,000	$10,000
11/30/2014	$9,692	$10,205	$10,189	$10,269
12/31/2014	$9,719	$10,267	$10,142	$10,243
1/31/2015	$9,408	$9,857	$9,885	$9,936
2/28/2015	$9,898	$10,334	$10,345	$10,507
3/31/2015	$9,753	$10,193	$10,197	$10,340
4/30/2015	$9,825	$10,289	$10,301	$10,440
5/31/2015	$9,897	$10,412	$10,355	$10,574
6/30/2015	$9,633	$10,204	$9,839	$10,369
7/31/2015	$9,718	$10,249	$9,921	$10,586
8/31/2015	$9,108	$9,639	$9,364	$9,948
9/30/2015	$8,904	$9,348	$9,109	$9,702
10/31/2015	$9,542	$10,053	$9,740	$10,520
11/30/2015	$9,495	$10,091	$9,717	$10,551
12/31/2015	$9,310	$9,874	$9,519	$10,385
1/31/2016	$8,861	$9,364	$9,146	$9,869
2/29/2016	$8,921	$9,362	$9,189	$9,856
3/31/2016	$9,545	$10,036	$9,786	$10,525
4/30/2016	$9,645	$10,247	$9,884	$10,566
5/31/2016	$9,778	$10,406	$10,004	$10,755
6/30/2016	$9,846	$10,496	$10,123	$10,783
7/31/2016	$10,180	$10,801	$10,417	$11,181
8/31/2016	$10,213	$10,884	$10,409	$11,196
9/30/2016	$10,210	$10,861	$10,379	$11,199
10/31/2016	$10,096	$10,693	$10,186	$10,994
11/30/2016	$10,714	$11,304	$10,608	$11,401
12/31/2016	$10,924	$11,587	$10,839	$11,627
1/31/2017	$10,953	$11,669	$10,945	$11,847
2/28/2017	$11,452	$12,089	$11,294	$12,318
3/31/2017	$11,379	$11,965	$11,258	$12,332
4/30/2017	$11,422	$11,943	$11,357	$12,459
5/31/2017	$11,487	$11,931	$11,408	$12,634
6/30/2017	$11,606	$12,126	$11,515	$12,713
7/31/2017	$11,722	$12,287	$11,669	$12,974
8/31/2017	$11,578	$12,144	$11,590	$13,014
9/30/2017	$11,960	$12,504	$11,923	$13,283
10/31/2017	$12,069	$12,595	$12,057	$13,593
11/30/2017	$12,483	$12,980	$12,411	$14,009
12/31/2017	$12,685	$13,170	$12,568	$14,165
1/31/2018	$13,207	$13,679	$13,044	$14,976
2/28/2018	$12,621	$13,026	$12,454	$14,424
3/31/2018	$12,383	$12,797	$12,250	$14,058
4/30/2018	$12,399	$12,839	$12,305	$14,112
5/31/2018	$12,471	$12,915	$12,457	$14,451
6/30/2018	$12,444	$12,947	$12,497	$14,540
7/31/2018	$12,988	$13,460	$12,945	$15,081
8/31/2018	$13,231	$13,659	$13,150	$15,573
9/30/2018	$13,257	$13,686	$13,159	$15,662
10/31/2018	$12,564	$12,977	$12,423	$14,591
11/30/2018	$12,947	$13,364	$12,740	$14,888
12/31/2018	$11,739	$12,081	$11,660	$13,544
1/31/2019	$12,585	$13,021	$12,464	$14,629
2/28/2019	$12,986	$13,438	$12,833	$15,099
3/31/2019	$12,975	$13,523	$12,938	$15,393
4/30/2019	$13,432	$14,003	$13,345	$16,016
5/31/2019	$12,581	$13,102	$12,571	$14,998
6/30/2019	$13,470	$14,043	$13,347	$16,055
7/31/2019	$13,650	$14,159	$13,476	$16,286
8/31/2019	$13,289	$13,743	$13,221	$16,028
9/30/2019	$13,808	$14,233	$13,624	$16,328
10/31/2019	$13,917	$14,432	$13,767	$16,681
11/30/2019	$14,360	$14,878	$14,110	$17,287
12/31/2019	$14,702	$15,288	$14,491	$17,809
1/31/2020	$14,264	$14,959	$14,204	$17,802
2/29/2020	$12,830	$13,510	$12,909	$16,336
3/31/2020	$10,597	$11,201	$10,929	$14,319
4/30/2020	$11,732	$12,460	$12,086	$16,154
5/31/2020	$12,210	$12,888	$12,538	$16,923
6/30/2020	$12,247	$12,802	$12,612	$17,260
7/31/2020	$12,672	$13,308	$13,098	$18,233
8/31/2020	$13,248	$13,858	$13,643	$19,544
9/30/2020	$12,890	$13,518	$13,281	$18,801
10/31/2020	$12,605	$13,340	$13,042	$18,301
11/30/2020	$14,094	$15,135	$14,613	$20,305
12/31/2020	$14,515	$15,715	$15,106	$21,085
1/31/2021	$14,239	$15,571	$14,997	$20,872
2/28/2021	$14,991	$16,512	$15,597	$21,448
3/31/2021	$15,783	$17,484	$16,520	$22,387
4/30/2021	$16,547	$18,183	$17,162	$23,582
5/31/2021	$16,891	$18,607	$17,538	$23,747
6/30/2021	$16,672	$18,394	$17,468	$24,301
7/31/2021	$16,988	$18,541	$17,665	$24,878
8/31/2021	$17,477	$18,909	$18,022	$25,635
9/30/2021	$16,655	$18,251	$17,310	$24,443
10/31/2021	$17,743	$19,178	$18,262	$26,155
11/30/2021	$17,382	$18,502	$17,814	$25,974
12/31/2021	$18,397	$19,669	$18,907	$27,138
1/31/2022	$17,545	$19,211	$18,453	$25,734
2/28/2022	$17,228	$18,988	$18,175	$24,963
3/31/2022	$17,589	$19,524	$18,657	$25,890
4/30/2022	$16,465	$18,423	$17,697	$23,632
5/31/2022	$16,674	$18,781	$18,038	$23,676
6/30/2022	$15,497	$17,140	$16,675	$21,721
7/31/2022	$16,447	$18,276	$17,648	$23,724
8/31/2022	$16,007	$17,732	$17,112	$22,757
9/30/2022	$14,860	$16,177	$15,691	$20,661
10/31/2022	$16,247	$17,836	$17,182	$22,334
11/30/2022	$17,177	$18,950	$18,224	$23,582
12/31/2022	$16,585	$18,186	$17,500	$22,223
1/31/2023	$16,895	$19,129	$18,256	$23,619
2/28/2023	$16,489	$18,454	$17,703	$23,043
3/31/2023	$16,142	$18,369	$17,668	$23,889
4/30/2023	$16,400	$18,646	$17,899	$24,262
5/31/2023	$15,874	$17,927	$17,285	$24,367
6/30/2023	$16,780	$19,118	$18,331	$25,977
7/31/2023	$17,406	$19,790	$18,923	$26,812
8/31/2023	$17,104	$19,256	$18,488	$26,385
9/30/2023	$16,499	$18,513	$17,752	$25,127
10/31/2023	$16,163	$17,860	$17,287	$24,599
11/30/2023	$17,463	$19,207	$18,519	$26,845
12/31/2023	$18,325	$20,271	$19,477	$28,065
1/31/2024	$18,455	$20,292	$19,524	$28,536
2/29/2024	$19,379	$21,041	$20,132	$30,060
3/31/2024	$20,214	$22,092	$20,982	$31,027
4/30/2024	$19,352	$21,149	$20,200	$29,760
5/31/2024	$19,952	$21,819	$20,876	$31,236
6/30/2024	$20,010	$21,614	$20,912	$32,356
7/31/2024	$20,777	$22,719	$21,765	$32,750
8/31/2024	$21,259	$23,328	$22,299	$33,545
9/30/2024	$21,483	$23,652	$22,611	$34,261
10/31/2024	$21,659	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	34.00%	9.25%	8.68%
Class A with sales charge	26.30%	7.96%	8.03%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018430
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class C
Trading Symbol	LAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.44%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.04%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,280	$10,205	$10,189	$10,269
12/31/2014	$10,301	$10,267	$10,142	$10,243
1/31/2015	$9,966	$9,857	$9,885	$9,936
2/28/2015	$10,479	$10,334	$10,345	$10,507
3/31/2015	$10,325	$10,193	$10,197	$10,340
4/30/2015	$10,395	$10,289	$10,301	$10,440
5/31/2015	$10,464	$10,412	$10,355	$10,574
6/30/2015	$10,178	$10,204	$9,839	$10,369
7/31/2015	$10,255	$10,249	$9,921	$10,586
8/31/2015	$9,611	$9,639	$9,364	$9,948
9/30/2015	$9,389	$9,348	$9,109	$9,702
10/31/2015	$10,055	$10,053	$9,740	$10,520
11/30/2015	$9,999	$10,091	$9,717	$10,551
12/31/2015	$9,793	$9,874	$9,519	$10,385
1/31/2016	$9,314	$9,364	$9,146	$9,869
2/29/2016	$9,376	$9,362	$9,189	$9,856
3/31/2016	$10,022	$10,036	$9,786	$10,525
4/30/2016	$10,120	$10,247	$9,884	$10,566
5/31/2016	$10,259	$10,406	$10,004	$10,755
6/30/2016	$10,319	$10,496	$10,123	$10,783
7/31/2016	$10,662	$10,801	$10,417	$11,181
8/31/2016	$10,690	$10,884	$10,409	$11,196
9/30/2016	$10,687	$10,861	$10,379	$11,199
10/31/2016	$10,561	$10,693	$10,186	$10,994
11/30/2016	$11,200	$11,304	$10,608	$11,401
12/31/2016	$11,414	$11,587	$10,839	$11,627
1/31/2017	$11,429	$11,669	$10,945	$11,847
2/28/2017	$11,950	$12,089	$11,294	$12,318
3/31/2017	$11,859	$11,965	$11,258	$12,332
4/30/2017	$11,904	$11,943	$11,357	$12,459
5/31/2017	$11,964	$11,931	$11,408	$12,634
6/30/2017	$12,077	$12,126	$11,515	$12,713
7/31/2017	$12,189	$12,287	$11,669	$12,974
8/31/2017	$12,032	$12,144	$11,590	$13,014
9/30/2017	$12,422	$12,504	$11,923	$13,283
10/31/2017	$12,527	$12,595	$12,057	$13,593
11/30/2017	$12,957	$12,980	$12,411	$14,009
12/31/2017	$13,151	$13,170	$12,568	$14,165
1/31/2018	$13,691	$13,679	$13,044	$14,976
2/28/2018	$13,068	$13,026	$12,454	$14,424
3/31/2018	$12,812	$12,797	$12,250	$14,058
4/30/2018	$12,821	$12,839	$12,305	$14,112
5/31/2018	$12,887	$12,915	$12,457	$14,451
6/30/2018	$12,854	$12,947	$12,497	$14,540
7/31/2018	$13,405	$13,460	$12,945	$15,081
8/31/2018	$13,648	$13,659	$13,150	$15,573
9/30/2018	$13,665	$13,686	$13,159	$15,662
10/31/2018	$12,945	$12,977	$12,423	$14,591
11/30/2018	$13,330	$13,364	$12,740	$14,888
12/31/2018	$12,073	$12,081	$11,660	$13,544
1/31/2019	$12,941	$13,021	$12,464	$14,629
2/28/2019	$13,342	$13,438	$12,833	$15,099
3/31/2019	$13,324	$13,523	$12,938	$15,393
4/30/2019	$13,782	$14,003	$13,345	$16,016
5/31/2019	$12,902	$13,102	$12,571	$14,998
6/30/2019	$13,813	$14,043	$13,347	$16,055
7/31/2019	$13,988	$14,159	$13,476	$16,286
8/31/2019	$13,601	$13,743	$13,221	$16,028
9/30/2019	$14,122	$14,233	$13,624	$16,328
10/31/2019	$14,224	$14,432	$13,767	$16,681
11/30/2019	$14,676	$14,878	$14,110	$17,287
12/31/2019	$15,015	$15,288	$14,491	$17,809
1/31/2020	$14,561	$14,959	$14,204	$17,802
2/29/2020	$13,092	$13,510	$12,909	$16,336
3/31/2020	$10,802	$11,201	$10,929	$14,319
4/30/2020	$11,953	$12,460	$12,086	$16,154
5/31/2020	$12,429	$12,888	$12,538	$16,923
6/30/2020	$12,462	$12,802	$12,612	$17,260
7/31/2020	$12,882	$13,308	$13,098	$18,233
8/31/2020	$13,456	$13,858	$13,643	$19,544
9/30/2020	$13,094	$13,518	$13,281	$18,801
10/31/2020	$12,797	$13,340	$13,042	$18,301
11/30/2020	$14,292	$15,135	$14,613	$20,305
12/31/2020	$14,718	$15,715	$15,106	$21,085
1/31/2021	$14,420	$15,571	$14,997	$20,872
2/28/2021	$15,179	$16,512	$15,597	$21,448
3/31/2021	$15,967	$17,484	$16,520	$22,387
4/30/2021	$16,727	$18,183	$17,162	$23,582
5/31/2021	$17,064	$18,607	$17,538	$23,747
6/30/2021	$16,840	$18,394	$17,468	$24,301
7/31/2021	$17,148	$18,541	$17,665	$24,878
8/31/2021	$17,630	$18,909	$18,022	$25,635
9/30/2021	$16,790	$18,251	$17,310	$24,443
10/31/2021	$17,871	$19,178	$18,262	$26,155
11/30/2021	$17,500	$18,502	$17,814	$25,974
12/31/2021	$18,504	$19,669	$18,907	$27,138
1/31/2022	$17,642	$19,211	$18,453	$25,734
2/28/2022	$17,304	$18,988	$18,175	$24,963
3/31/2022	$17,662	$19,524	$18,657	$25,890
4/30/2022	$16,529	$18,423	$17,697	$23,632
5/31/2022	$16,718	$18,781	$18,038	$23,676
6/30/2022	$15,540	$17,140	$16,675	$21,721
7/31/2022	$16,477	$18,276	$17,648	$23,724
8/31/2022	$16,019	$17,732	$17,112	$22,757
9/30/2022	$14,874	$16,177	$15,691	$20,661
10/31/2022	$16,244	$17,836	$17,182	$22,334
11/30/2022	$17,170	$18,950	$18,224	$23,582
12/31/2022	$16,561	$18,186	$17,500	$22,223
1/31/2023	$16,869	$19,129	$18,256	$23,619
2/28/2023	$16,444	$18,454	$17,703	$23,043
3/31/2023	$16,093	$18,369	$17,668	$23,889
4/30/2023	$16,338	$18,646	$17,899	$24,262
5/31/2023	$15,806	$17,927	$17,285	$24,367
6/30/2023	$16,703	$19,118	$18,331	$25,977
7/31/2023	$17,300	$19,790	$18,923	$26,812
8/31/2023	$16,991	$19,256	$18,488	$26,385
9/30/2023	$16,392	$18,513	$17,752	$25,127
10/31/2023	$16,040	$17,860	$17,287	$24,599
11/30/2023	$17,321	$19,207	$18,519	$26,845
12/31/2023	$18,169	$20,271	$19,477	$28,065
1/31/2024	$18,276	$20,292	$19,524	$28,536
2/29/2024	$19,186	$21,041	$20,132	$30,060
3/31/2024	$19,992	$22,092	$20,982	$31,027
4/30/2024	$19,134	$21,149	$20,200	$29,760
5/31/2024	$19,713	$21,819	$20,876	$31,236
6/30/2024	$19,763	$21,614	$20,912	$32,356
7/31/2024	$20,515	$22,719	$21,765	$32,750
8/31/2024	$20,966	$23,328	$22,299	$33,545
9/30/2024	$21,178	$23,652	$22,611	$34,261
10/31/2024	$21,340	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	33.04%	8.45%	7.87%
Class C with sales charge	32.04%	8.45%	7.87%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054699
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F
Trading Symbol	LAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.14%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,205	$10,189	$10,269
12/31/2014	$10,318	$10,267	$10,142	$10,243
1/31/2015	$9,988	$9,857	$9,885	$9,936
2/28/2015	$10,508	$10,334	$10,345	$10,507
3/31/2015	$10,358	$10,193	$10,197	$10,340
4/30/2015	$10,434	$10,289	$10,301	$10,440
5/31/2015	$10,517	$10,412	$10,355	$10,574
6/30/2015	$10,234	$10,204	$9,839	$10,369
7/31/2015	$10,324	$10,249	$9,921	$10,586
8/31/2015	$9,676	$9,639	$9,364	$9,948
9/30/2015	$9,463	$9,348	$9,109	$9,702
10/31/2015	$10,142	$10,053	$9,740	$10,520
11/30/2015	$10,098	$10,091	$9,717	$10,551
12/31/2015	$9,899	$9,874	$9,519	$10,385
1/31/2016	$9,422	$9,364	$9,146	$9,869
2/29/2016	$9,485	$9,362	$9,189	$9,856
3/31/2016	$10,145	$10,036	$9,786	$10,525
4/30/2016	$10,259	$10,247	$9,884	$10,566
5/31/2016	$10,400	$10,406	$10,004	$10,755
6/30/2016	$10,476	$10,496	$10,123	$10,783
7/31/2016	$10,832	$10,801	$10,417	$11,181
8/31/2016	$10,867	$10,884	$10,409	$11,196
9/30/2016	$10,869	$10,861	$10,379	$11,199
10/31/2016	$10,747	$10,693	$10,186	$10,994
11/30/2016	$11,413	$11,304	$10,608	$11,401
12/31/2016	$11,633	$11,587	$10,839	$11,627
1/31/2017	$11,664	$11,669	$10,945	$11,847
2/28/2017	$12,195	$12,089	$11,294	$12,318
3/31/2017	$12,115	$11,965	$11,258	$12,332
4/30/2017	$12,168	$11,943	$11,357	$12,459
5/31/2017	$12,245	$11,931	$11,408	$12,634
6/30/2017	$12,370	$12,126	$11,515	$12,713
7/31/2017	$12,493	$12,287	$11,669	$12,974
8/31/2017	$12,339	$12,144	$11,590	$13,014
9/30/2017	$12,744	$12,504	$11,923	$13,283
10/31/2017	$12,860	$12,595	$12,057	$13,593
11/30/2017	$13,309	$12,980	$12,411	$14,009
12/31/2017	$13,529	$13,170	$12,568	$14,165
1/31/2018	$14,085	$13,679	$13,044	$14,976
2/28/2018	$13,461	$13,026	$12,454	$14,424
3/31/2018	$13,203	$12,797	$12,250	$14,058
4/30/2018	$13,229	$12,839	$12,305	$14,112
5/31/2018	$13,306	$12,915	$12,457	$14,451
6/30/2018	$13,273	$12,947	$12,497	$14,540
7/31/2018	$13,862	$13,460	$12,945	$15,081
8/31/2018	$14,113	$13,659	$13,150	$15,573
9/30/2018	$14,146	$13,686	$13,159	$15,662
10/31/2018	$13,423	$12,977	$12,423	$14,591
11/30/2018	$13,832	$13,364	$12,740	$14,888
12/31/2018	$12,538	$12,081	$11,660	$13,544
1/31/2019	$13,452	$13,021	$12,464	$14,629
2/28/2019	$13,880	$13,438	$12,833	$15,099
3/31/2019	$13,873	$13,523	$12,938	$15,393
4/30/2019	$14,352	$14,003	$13,345	$16,016
5/31/2019	$13,452	$13,102	$12,571	$14,998
6/30/2019	$14,407	$14,043	$13,347	$16,055
7/31/2019	$14,599	$14,159	$13,476	$16,286
8/31/2019	$14,214	$13,743	$13,221	$16,028
9/30/2019	$14,764	$14,233	$13,624	$16,328
10/31/2019	$14,890	$14,432	$13,767	$16,681
11/30/2019	$15,374	$14,878	$14,110	$17,287
12/31/2019	$15,735	$15,288	$14,491	$17,809
1/31/2020	$15,267	$14,959	$14,204	$17,802
2/29/2020	$13,744	$13,510	$12,909	$16,336
3/31/2020	$11,340	$11,201	$10,929	$14,319
4/30/2020	$12,564	$12,460	$12,086	$16,154
5/31/2020	$13,076	$12,888	$12,538	$16,923
6/30/2020	$13,111	$12,802	$12,612	$17,260
7/31/2020	$13,565	$13,308	$13,098	$18,233
8/31/2020	$14,192	$13,858	$13,643	$19,544
9/30/2020	$13,814	$13,518	$13,281	$18,801
10/31/2020	$13,509	$13,340	$13,042	$18,301
11/30/2020	$15,104	$15,135	$14,613	$20,305
12/31/2020	$15,560	$15,715	$15,106	$21,085
1/31/2021	$15,264	$15,571	$14,997	$20,872
2/28/2021	$16,070	$16,512	$15,597	$21,448
3/31/2021	$16,924	$17,484	$16,520	$22,387
4/30/2021	$17,743	$18,183	$17,162	$23,582
5/31/2021	$18,112	$18,607	$17,538	$23,747
6/30/2021	$17,883	$18,394	$17,468	$24,301
7/31/2021	$18,222	$18,541	$17,665	$24,878
8/31/2021	$18,746	$18,909	$18,022	$25,635
9/30/2021	$17,872	$18,251	$17,310	$24,443
10/31/2021	$19,038	$19,178	$18,262	$26,155
11/30/2021	$18,651	$18,502	$17,814	$25,974
12/31/2021	$19,748	$19,669	$18,907	$27,138
1/31/2022	$18,844	$19,211	$18,453	$25,734
2/28/2022	$18,494	$18,988	$18,175	$24,963
3/31/2022	$18,887	$19,524	$18,657	$25,890
4/30/2022	$17,692	$18,423	$17,697	$23,632
5/31/2022	$17,905	$18,781	$18,038	$23,676
6/30/2022	$16,647	$17,140	$16,675	$21,721
7/31/2022	$17,666	$18,276	$17,648	$23,724
8/31/2022	$17,194	$17,732	$17,112	$22,757
9/30/2022	$15,979	$16,177	$15,691	$20,661
10/31/2022	$17,457	$17,836	$17,182	$22,334
11/30/2022	$18,468	$18,950	$18,224	$23,582
12/31/2022	$17,827	$18,186	$17,500	$22,223
1/31/2023	$18,160	$19,129	$18,256	$23,619
2/28/2023	$17,724	$18,454	$17,703	$23,043
3/31/2023	$17,367	$18,369	$17,668	$23,889
4/30/2023	$17,632	$18,646	$17,899	$24,262
5/31/2023	$17,079	$17,927	$17,285	$24,367
6/30/2023	$18,059	$19,118	$18,331	$25,977
7/31/2023	$18,719	$19,790	$18,923	$26,812
8/31/2023	$18,395	$19,256	$18,488	$26,385
9/30/2023	$17,763	$18,513	$17,752	$25,127
10/31/2023	$17,402	$17,860	$17,287	$24,599
11/30/2023	$18,798	$19,207	$18,519	$26,845
12/31/2023	$19,732	$20,271	$19,477	$28,065
1/31/2024	$19,872	$20,292	$19,524	$28,536
2/29/2024	$20,866	$21,041	$20,132	$30,060
3/31/2024	$21,760	$22,092	$20,982	$31,027
4/30/2024	$20,844	$21,149	$20,200	$29,760
5/31/2024	$21,490	$21,819	$20,876	$31,236
6/30/2024	$21,560	$21,614	$20,912	$32,356
7/31/2024	$22,385	$22,719	$21,765	$32,750
8/31/2024	$22,904	$23,328	$22,299	$33,545
9/30/2024	$23,153	$23,652	$22,611	$34,261
10/31/2024	$23,343	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	34.14%	9.41%	8.85%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184551
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F3
Trading Symbol	LTFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.38%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.37%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,044	$9,987	$10,105	$10,112
5/31/2017	$10,107	$9,977	$10,150	$10,254
6/30/2017	$10,212	$10,140	$10,245	$10,318
7/31/2017	$10,319	$10,275	$10,382	$10,530
8/31/2017	$10,187	$10,155	$10,312	$10,562
9/30/2017	$10,529	$10,456	$10,608	$10,780
10/31/2017	$10,630	$10,532	$10,727	$11,032
11/30/2017	$10,999	$10,854	$11,043	$11,370
12/31/2017	$11,177	$11,013	$11,182	$11,496
1/31/2018	$11,648	$11,438	$11,606	$12,155
2/28/2018	$11,127	$10,892	$11,080	$11,707
3/31/2018	$10,919	$10,701	$10,899	$11,409
4/30/2018	$10,940	$10,736	$10,948	$11,453
5/31/2018	$11,004	$10,800	$11,083	$11,729
6/30/2018	$10,981	$10,826	$11,119	$11,801
7/31/2018	$11,472	$11,255	$11,518	$12,240
8/31/2018	$11,678	$11,421	$11,700	$12,639
9/30/2018	$11,709	$11,444	$11,708	$12,711
10/31/2018	$11,108	$10,851	$11,053	$11,842
11/30/2018	$11,451	$11,175	$11,335	$12,083
12/31/2018	$10,384	$10,102	$10,374	$10,992
1/31/2019	$11,134	$10,888	$11,090	$11,873
2/28/2019	$11,494	$11,236	$11,418	$12,254
3/31/2019	$11,492	$11,308	$11,512	$12,493
4/30/2019	$11,894	$11,709	$11,873	$12,998
5/31/2019	$11,146	$10,956	$11,185	$12,172
6/30/2019	$11,935	$11,743	$11,875	$13,030
7/31/2019	$12,101	$11,840	$11,990	$13,218
8/31/2019	$11,784	$11,492	$11,763	$13,008
9/30/2019	$12,240	$11,902	$12,121	$13,252
10/31/2019	$12,344	$12,068	$12,249	$13,539
11/30/2019	$12,742	$12,441	$12,554	$14,030
12/31/2019	$13,051	$12,783	$12,893	$14,453
1/31/2020	$12,666	$12,508	$12,637	$14,448
2/29/2020	$11,396	$11,297	$11,485	$13,258
3/31/2020	$9,415	$9,366	$9,724	$11,621
4/30/2020	$10,423	$10,419	$10,753	$13,111
5/31/2020	$10,852	$10,776	$11,155	$13,735
6/30/2020	$10,885	$10,705	$11,221	$14,008
7/31/2020	$11,267	$11,128	$11,654	$14,798
8/31/2020	$11,783	$11,588	$12,138	$15,862
9/30/2020	$11,476	$11,304	$11,816	$15,259
10/31/2020	$11,225	$11,155	$11,604	$14,853
11/30/2020	$12,547	$12,656	$13,001	$16,479
12/31/2020	$12,927	$13,141	$13,440	$17,113
1/31/2021	$12,683	$13,020	$13,343	$16,940
2/28/2021	$13,364	$13,807	$13,877	$17,407
3/31/2021	$14,072	$14,620	$14,698	$18,169
4/30/2021	$14,756	$15,204	$15,269	$19,139
5/31/2021	$15,059	$15,559	$15,603	$19,273
6/30/2021	$14,876	$15,381	$15,541	$19,723
7/31/2021	$15,164	$15,504	$15,717	$20,191
8/31/2021	$15,596	$15,812	$16,035	$20,805
9/30/2021	$14,872	$15,261	$15,401	$19,838
10/31/2021	$15,843	$16,036	$16,248	$21,227
11/30/2021	$15,524	$15,471	$15,850	$21,080
12/31/2021	$16,433	$16,447	$16,822	$22,025
1/31/2022	$15,688	$16,064	$16,418	$20,885
2/28/2022	$15,399	$15,878	$16,170	$20,260
3/31/2022	$15,729	$16,326	$16,600	$21,012
4/30/2022	$14,734	$15,405	$15,745	$19,180
5/31/2022	$14,919	$15,704	$16,049	$19,215
6/30/2022	$13,870	$14,332	$14,836	$17,629
7/31/2022	$14,721	$15,283	$15,702	$19,254
8/31/2022	$14,331	$14,827	$15,224	$18,469
9/30/2022	$13,317	$13,527	$13,961	$16,768
10/31/2022	$14,555	$14,914	$15,287	$18,126
11/30/2022	$15,398	$15,846	$16,214	$19,139
12/31/2022	$14,865	$15,207	$15,570	$18,036
1/31/2023	$15,149	$15,995	$16,243	$19,169
2/28/2023	$14,790	$15,431	$15,751	$18,702
3/31/2023	$14,493	$15,360	$15,720	$19,388
4/30/2023	$14,712	$15,592	$15,925	$19,691
5/31/2023	$14,255	$14,990	$15,379	$19,777
6/30/2023	$15,069	$15,986	$16,309	$21,083
7/31/2023	$15,633	$16,548	$16,836	$21,761
8/31/2023	$15,365	$16,102	$16,449	$21,414
9/30/2023	$14,829	$15,480	$15,795	$20,393
10/31/2023	$14,531	$14,934	$15,381	$19,964
11/30/2023	$15,704	$16,061	$16,477	$21,788
12/31/2023	$16,479	$16,950	$17,329	$22,777
1/31/2024	$16,595	$16,968	$17,371	$23,160
2/29/2024	$17,436	$17,594	$17,912	$24,397
3/31/2024	$18,188	$18,474	$18,668	$25,182
4/30/2024	$17,421	$17,684	$17,972	$24,153
5/31/2024	$17,965	$18,245	$18,574	$25,351
6/30/2024	$18,018	$18,073	$18,605	$26,260
7/31/2024	$18,720	$18,997	$19,364	$26,580
8/31/2024	$19,149	$19,507	$19,839	$27,225
9/30/2024	$19,369	$19,778	$20,117	$27,806
10/31/2024	$19,525	$19,560	$19,914	$27,554

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.37%	9.60%	9.23%
Russell 1000 Value Index	30.98%	10.14%	9.26%
Lipper Equity Income Fund Average	29.48%	10.21%	9.52%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018432
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class I
Trading Symbol	LAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.25%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,285	$10,205	$10,189	$10,269
12/31/2014	$10,313	$10,267	$10,142	$10,243
1/31/2015	$9,990	$9,857	$9,885	$9,936
2/28/2015	$10,509	$10,334	$10,345	$10,507
3/31/2015	$10,362	$10,193	$10,197	$10,340
4/30/2015	$10,438	$10,289	$10,301	$10,440
5/31/2015	$10,521	$10,412	$10,355	$10,574
6/30/2015	$10,241	$10,204	$9,839	$10,369
7/31/2015	$10,331	$10,249	$9,921	$10,586
8/31/2015	$9,684	$9,639	$9,364	$9,948
9/30/2015	$9,475	$9,348	$9,109	$9,702
10/31/2015	$10,151	$10,053	$9,740	$10,520
11/30/2015	$10,108	$10,091	$9,717	$10,551
12/31/2015	$9,905	$9,874	$9,519	$10,385
1/31/2016	$9,429	$9,364	$9,146	$9,869
2/29/2016	$9,499	$9,362	$9,189	$9,856
3/31/2016	$10,160	$10,036	$9,786	$10,525
4/30/2016	$10,273	$10,247	$9,884	$10,566
5/31/2016	$10,421	$10,406	$10,004	$10,755
6/30/2016	$10,493	$10,496	$10,123	$10,783
7/31/2016	$10,848	$10,801	$10,417	$11,181
8/31/2016	$10,883	$10,884	$10,409	$11,196
9/30/2016	$10,887	$10,861	$10,379	$11,199
10/31/2016	$10,773	$10,693	$10,186	$10,994
11/30/2016	$11,430	$11,304	$10,608	$11,401
12/31/2016	$11,660	$11,587	$10,839	$11,627
1/31/2017	$11,683	$11,669	$10,945	$11,847
2/28/2017	$12,221	$12,089	$11,294	$12,318
3/31/2017	$12,143	$11,965	$11,258	$12,332
4/30/2017	$12,196	$11,943	$11,357	$12,459
5/31/2017	$12,273	$11,931	$11,408	$12,634
6/30/2017	$12,400	$12,126	$11,515	$12,713
7/31/2017	$12,523	$12,287	$11,669	$12,974
8/31/2017	$12,369	$12,144	$11,590	$13,014
9/30/2017	$12,784	$12,504	$11,923	$13,283
10/31/2017	$12,900	$12,595	$12,057	$13,593
11/30/2017	$13,348	$12,980	$12,411	$14,009
12/31/2017	$13,563	$13,170	$12,568	$14,165
1/31/2018	$14,128	$13,679	$13,044	$14,976
2/28/2018	$13,504	$13,026	$12,454	$14,424
3/31/2018	$13,249	$12,797	$12,250	$14,058
4/30/2018	$13,275	$12,839	$12,305	$14,112
5/31/2018	$13,353	$12,915	$12,457	$14,451
6/30/2018	$13,323	$12,947	$12,497	$14,540
7/31/2018	$13,912	$13,460	$12,945	$15,081
8/31/2018	$14,171	$13,659	$13,150	$15,573
9/30/2018	$14,198	$13,686	$13,159	$15,662
10/31/2018	$13,467	$12,977	$12,423	$14,591
11/30/2018	$13,876	$13,364	$12,740	$14,888
12/31/2018	$12,577	$12,081	$11,660	$13,544
1/31/2019	$13,490	$13,021	$12,464	$14,629
2/28/2019	$13,927	$13,438	$12,833	$15,099
3/31/2019	$13,924	$13,523	$12,938	$15,393
4/30/2019	$14,412	$14,003	$13,345	$16,016
5/31/2019	$13,503	$13,102	$12,571	$14,998
6/30/2019	$14,461	$14,043	$13,347	$16,055
7/31/2019	$14,653	$14,159	$13,476	$16,286
8/31/2019	$14,268	$13,743	$13,221	$16,028
9/30/2019	$14,822	$14,233	$13,624	$16,328
10/31/2019	$14,948	$14,432	$13,767	$16,681
11/30/2019	$15,431	$14,878	$14,110	$17,287
12/31/2019	$15,806	$15,288	$14,491	$17,809
1/31/2020	$15,328	$14,959	$14,204	$17,802
2/29/2020	$13,794	$13,510	$12,909	$16,336
3/31/2020	$11,395	$11,201	$10,929	$14,319
4/30/2020	$12,619	$12,460	$12,086	$16,154
5/31/2020	$13,131	$12,888	$12,538	$16,923
6/30/2020	$13,170	$12,802	$12,612	$17,260
7/31/2020	$13,635	$13,308	$13,098	$18,233
8/31/2020	$14,251	$13,858	$13,643	$19,544
9/30/2020	$13,877	$13,518	$13,281	$18,801
10/31/2020	$13,572	$13,340	$13,042	$18,301
11/30/2020	$15,178	$15,135	$14,613	$20,305
12/31/2020	$15,638	$15,715	$15,106	$21,085
1/31/2021	$15,342	$15,571	$14,997	$20,872
2/28/2021	$16,159	$16,512	$15,597	$21,448
3/31/2021	$17,018	$17,484	$16,520	$22,387
4/30/2021	$17,839	$18,183	$17,162	$23,582
5/31/2021	$18,218	$18,607	$17,538	$23,747
6/30/2021	$17,983	$18,394	$17,468	$24,301
7/31/2021	$18,333	$18,541	$17,665	$24,878
8/31/2021	$18,858	$18,909	$18,022	$25,635
9/30/2021	$17,976	$18,251	$17,310	$24,443
10/31/2021	$19,155	$19,178	$18,262	$26,155
11/30/2021	$18,768	$18,502	$17,814	$25,974
12/31/2021	$19,869	$19,669	$18,907	$27,138
1/31/2022	$18,953	$19,211	$18,453	$25,734
2/28/2022	$18,613	$18,988	$18,175	$24,963
3/31/2022	$19,012	$19,524	$18,657	$25,890
4/30/2022	$17,804	$18,423	$17,697	$23,632
5/31/2022	$18,028	$18,781	$18,038	$23,676
6/30/2022	$16,763	$17,140	$16,675	$21,721
7/31/2022	$17,786	$18,276	$17,648	$23,724
8/31/2022	$17,312	$17,732	$17,112	$22,757
9/30/2022	$16,089	$16,177	$15,691	$20,661
10/31/2022	$17,593	$17,836	$17,182	$22,334
11/30/2022	$18,606	$18,950	$18,224	$23,582
12/31/2022	$17,957	$18,186	$17,500	$22,223
1/31/2023	$18,302	$19,129	$18,256	$23,619
2/28/2023	$17,865	$18,454	$17,703	$23,043
3/31/2023	$17,491	$18,369	$17,668	$23,889
4/30/2023	$17,769	$18,646	$17,899	$24,262
5/31/2023	$17,214	$17,927	$17,285	$24,367
6/30/2023	$18,202	$19,118	$18,331	$25,977
7/31/2023	$18,876	$19,790	$18,923	$26,812
8/31/2023	$18,550	$19,256	$18,488	$26,385
9/30/2023	$17,910	$18,513	$17,752	$25,127
10/31/2023	$17,548	$17,860	$17,287	$24,599
11/30/2023	$18,961	$19,207	$18,519	$26,845
12/31/2023	$19,903	$20,271	$19,477	$28,065
1/31/2024	$20,032	$20,292	$19,524	$28,536
2/29/2024	$21,053	$21,041	$20,132	$30,060
3/31/2024	$21,956	$22,092	$20,982	$31,027
4/30/2024	$21,024	$21,149	$20,200	$29,760
5/31/2024	$21,673	$21,819	$20,876	$31,236
6/30/2024	$21,749	$21,614	$20,912	$32,356
7/31/2024	$22,590	$22,719	$21,765	$32,750
8/31/2024	$23,111	$23,328	$22,299	$33,545
9/30/2024	$23,367	$23,652	$22,611	$34,261
10/31/2024	$23,557	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	34.25%	9.52%	8.95%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018431
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class P
Trading Symbol	LAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.74%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,205	$10,189	$10,269
12/31/2014	$10,314	$10,267	$10,142	$10,243
1/31/2015	$9,984	$9,857	$9,885	$9,936
2/28/2015	$10,504	$10,334	$10,345	$10,507
3/31/2015	$10,356	$10,193	$10,197	$10,340
4/30/2015	$10,433	$10,289	$10,301	$10,440
5/31/2015	$10,509	$10,412	$10,355	$10,574
6/30/2015	$10,229	$10,204	$9,839	$10,369
7/31/2015	$10,312	$10,249	$9,921	$10,586
8/31/2015	$9,670	$9,639	$9,364	$9,948
9/30/2015	$9,453	$9,348	$9,109	$9,702
10/31/2015	$10,131	$10,053	$9,740	$10,520
11/30/2015	$10,081	$10,091	$9,717	$10,551
12/31/2015	$9,885	$9,874	$9,519	$10,385
1/31/2016	$9,401	$9,364	$9,146	$9,869
2/29/2016	$9,471	$9,362	$9,189	$9,856
3/31/2016	$10,128	$10,036	$9,786	$10,525
4/30/2016	$10,233	$10,247	$9,884	$10,566
5/31/2016	$10,382	$10,406	$10,004	$10,755
6/30/2016	$10,447	$10,496	$10,123	$10,783
7/31/2016	$10,802	$10,801	$10,417	$11,181
8/31/2016	$10,838	$10,884	$10,409	$11,196
9/30/2016	$10,842	$10,861	$10,379	$11,199
10/31/2016	$10,721	$10,693	$10,186	$10,994
11/30/2016	$11,378	$11,304	$10,608	$11,401
12/31/2016	$11,601	$11,587	$10,839	$11,627
1/31/2017	$11,624	$11,669	$10,945	$11,847
2/28/2017	$12,155	$12,089	$11,294	$12,318
3/31/2017	$12,077	$11,965	$11,258	$12,332
4/30/2017	$12,122	$11,943	$11,357	$12,459
5/31/2017	$12,198	$11,931	$11,408	$12,634
6/30/2017	$12,318	$12,126	$11,515	$12,713
7/31/2017	$12,441	$12,287	$11,669	$12,974
8/31/2017	$12,287	$12,144	$11,590	$13,014
9/30/2017	$12,694	$12,504	$11,923	$13,283
10/31/2017	$12,809	$12,595	$12,057	$13,593
11/30/2017	$13,258	$12,980	$12,411	$14,009
12/31/2017	$13,465	$13,170	$12,568	$14,165
1/31/2018	$14,019	$13,679	$13,044	$14,976
2/28/2018	$13,396	$13,026	$12,454	$14,424
3/31/2018	$13,142	$12,797	$12,250	$14,058
4/30/2018	$13,160	$12,839	$12,305	$14,112
5/31/2018	$13,237	$12,915	$12,457	$14,451
6/30/2018	$13,206	$12,947	$12,497	$14,540
7/31/2018	$13,784	$13,460	$12,945	$15,081
8/31/2018	$14,034	$13,659	$13,150	$15,573
9/30/2018	$14,063	$13,686	$13,159	$15,662
10/31/2018	$13,326	$12,977	$12,423	$14,591
11/30/2018	$13,733	$13,364	$12,740	$14,888
12/31/2018	$12,442	$12,081	$11,660	$13,544
1/31/2019	$13,341	$13,021	$12,464	$14,629
2/28/2019	$13,767	$13,438	$12,833	$15,099
3/31/2019	$13,748	$13,523	$12,938	$15,393
4/30/2019	$14,224	$14,003	$13,345	$16,016
5/31/2019	$13,330	$13,102	$12,571	$14,998
6/30/2019	$14,266	$14,043	$13,347	$16,055
7/31/2019	$14,457	$14,159	$13,476	$16,286
8/31/2019	$14,065	$13,743	$13,221	$16,028
9/30/2019	$14,618	$14,233	$13,624	$16,328
10/31/2019	$14,723	$14,432	$13,767	$16,681
11/30/2019	$15,203	$14,878	$14,110	$17,287
12/31/2019	$15,558	$15,288	$14,491	$17,809
1/31/2020	$15,094	$14,959	$14,204	$17,802
2/29/2020	$13,574	$13,510	$12,909	$16,336
3/31/2020	$11,208	$11,201	$10,929	$14,319
4/30/2020	$12,400	$12,460	$12,086	$16,154
5/31/2020	$12,907	$12,888	$12,538	$16,923
6/30/2020	$12,940	$12,802	$12,612	$17,260
7/31/2020	$13,389	$13,308	$13,098	$18,233
8/31/2020	$13,999	$13,858	$13,643	$19,544
9/30/2020	$13,623	$13,518	$13,281	$18,801
10/31/2020	$13,322	$13,340	$13,042	$18,301
11/30/2020	$14,888	$15,135	$14,613	$20,305
12/31/2020	$15,325	$15,715	$15,106	$21,085
1/31/2021	$15,033	$15,571	$14,997	$20,872
2/28/2021	$15,829	$16,512	$15,597	$21,448
3/31/2021	$16,658	$17,484	$16,520	$22,387
4/30/2021	$17,467	$18,183	$17,162	$23,582
5/31/2021	$17,820	$18,607	$17,538	$23,747
6/30/2021	$17,591	$18,394	$17,468	$24,301
7/31/2021	$17,925	$18,541	$17,665	$24,878
8/31/2021	$18,432	$18,909	$18,022	$25,635
9/30/2021	$17,563	$18,251	$17,310	$24,443
10/31/2021	$18,702	$19,178	$18,262	$26,155
11/30/2021	$18,321	$18,502	$17,814	$25,974
12/31/2021	$19,384	$19,669	$18,907	$27,138
1/31/2022	$18,495	$19,211	$18,453	$25,734
2/28/2022	$18,150	$18,988	$18,175	$24,963
3/31/2022	$18,532	$19,524	$18,657	$25,890
4/30/2022	$17,346	$18,423	$17,697	$23,632
5/31/2022	$17,556	$18,781	$18,038	$23,676
6/30/2022	$16,326	$17,140	$16,675	$21,721
7/31/2022	$17,317	$18,276	$17,648	$23,724
8/31/2022	$16,842	$17,732	$17,112	$22,757
9/30/2022	$15,645	$16,177	$15,691	$20,661
10/31/2022	$17,096	$17,836	$17,182	$22,334
11/30/2022	$18,078	$18,950	$18,224	$23,582
12/31/2022	$17,445	$18,186	$17,500	$22,223
1/31/2023	$17,771	$19,129	$18,256	$23,619
2/28/2023	$17,332	$18,454	$17,703	$23,043
3/31/2023	$16,980	$18,369	$17,668	$23,889
4/30/2023	$17,240	$18,646	$17,899	$24,262
5/31/2023	$16,686	$17,927	$17,285	$24,367
6/30/2023	$17,643	$19,118	$18,331	$25,977
7/31/2023	$18,279	$19,790	$18,923	$26,812
8/31/2023	$17,961	$19,256	$18,488	$26,385
9/30/2023	$17,338	$18,513	$17,752	$25,127
10/31/2023	$16,973	$17,860	$17,287	$24,599
11/30/2023	$18,340	$19,207	$18,519	$26,845
12/31/2023	$19,238	$20,271	$19,477	$28,065
1/31/2024	$19,364	$20,292	$19,524	$28,536
2/29/2024	$20,336	$21,041	$20,132	$30,060
3/31/2024	$21,203	$22,092	$20,982	$31,027
4/30/2024	$20,297	$21,149	$20,200	$29,760
5/31/2024	$20,928	$21,819	$20,876	$31,236
6/30/2024	$20,978	$21,614	$20,912	$32,356
7/31/2024	$21,795	$22,719	$21,765	$32,750
8/31/2024	$22,279	$23,328	$22,299	$33,545
9/30/2024	$22,527	$23,652	$22,611	$34,261
10/31/2024	$22,700	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	33.74%	9.04%	8.54%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054700
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R2
Trading Symbol	LAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.54%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,287	$10,205	$10,189	$10,269
12/31/2014	$10,312	$10,267	$10,142	$10,243
1/31/2015	$9,975	$9,857	$9,885	$9,936
2/28/2015	$10,496	$10,334	$10,345	$10,507
3/31/2015	$10,339	$10,193	$10,197	$10,340
4/30/2015	$10,416	$10,289	$10,301	$10,440
5/31/2015	$10,486	$10,412	$10,355	$10,574
6/30/2015	$10,203	$10,204	$9,839	$10,369
7/31/2015	$10,286	$10,249	$9,921	$10,586
8/31/2015	$9,639	$9,639	$9,364	$9,948
9/30/2015	$9,424	$9,348	$9,109	$9,702
10/31/2015	$10,099	$10,053	$9,740	$10,520
11/30/2015	$10,043	$10,091	$9,717	$10,551
12/31/2015	$9,847	$9,874	$9,519	$10,385
1/31/2016	$9,366	$9,364	$9,146	$9,869
2/29/2016	$9,429	$9,362	$9,189	$9,856
3/31/2016	$10,081	$10,036	$9,786	$10,525
4/30/2016	$10,186	$10,247	$9,884	$10,566
5/31/2016	$10,326	$10,406	$10,004	$10,755
6/30/2016	$10,389	$10,496	$10,123	$10,783
7/31/2016	$10,742	$10,801	$10,417	$11,181
8/31/2016	$10,770	$10,884	$10,409	$11,196
9/30/2016	$10,766	$10,861	$10,379	$11,199
10/31/2016	$10,645	$10,693	$10,186	$10,994
11/30/2016	$11,297	$11,304	$10,608	$11,401
12/31/2016	$11,515	$11,587	$10,839	$11,627
1/31/2017	$11,530	$11,669	$10,945	$11,847
2/28/2017	$12,055	$12,089	$11,294	$12,318
3/31/2017	$11,977	$11,965	$11,258	$12,332
4/30/2017	$12,022	$11,943	$11,357	$12,459
5/31/2017	$12,090	$11,931	$11,408	$12,634
6/30/2017	$12,206	$12,126	$11,515	$12,713
7/31/2017	$12,327	$12,287	$11,669	$12,974
8/31/2017	$12,168	$12,144	$11,590	$13,014
9/30/2017	$12,564	$12,504	$11,923	$13,283
10/31/2017	$12,678	$12,595	$12,057	$13,593
11/30/2017	$13,113	$12,980	$12,411	$14,009
12/31/2017	$13,315	$13,170	$12,568	$14,165
1/31/2018	$13,862	$13,679	$13,044	$14,976
2/28/2018	$13,247	$13,026	$12,454	$14,424
3/31/2018	$12,991	$12,797	$12,250	$14,058
4/30/2018	$13,008	$12,839	$12,305	$14,112
5/31/2018	$13,075	$12,915	$12,457	$14,451
6/30/2018	$13,044	$12,947	$12,497	$14,540
7/31/2018	$13,613	$13,460	$12,945	$15,081
8/31/2018	$13,851	$13,659	$13,150	$15,573
9/30/2018	$13,874	$13,686	$13,159	$15,662
10/31/2018	$13,166	$12,977	$12,423	$14,591
11/30/2018	$13,558	$13,364	$12,740	$14,888
12/31/2018	$12,283	$12,081	$11,660	$13,544
1/31/2019	$13,168	$13,021	$12,464	$14,629
2/28/2019	$13,587	$13,438	$12,833	$15,099
3/31/2019	$13,574	$13,523	$12,938	$15,393
4/30/2019	$14,042	$14,003	$13,345	$16,016
5/31/2019	$13,153	$13,102	$12,571	$14,998
6/30/2019	$14,079	$14,043	$13,347	$16,055
7/31/2019	$14,267	$14,159	$13,476	$16,286
8/31/2019	$13,881	$13,743	$13,221	$16,028
9/30/2019	$14,417	$14,233	$13,624	$16,328
10/31/2019	$14,521	$14,432	$13,767	$16,681
11/30/2019	$14,992	$14,878	$14,110	$17,287
12/31/2019	$15,346	$15,288	$14,491	$17,809
1/31/2020	$14,880	$14,959	$14,204	$17,802
2/29/2020	$13,387	$13,510	$12,909	$16,336
3/31/2020	$11,042	$11,201	$10,929	$14,319
4/30/2020	$12,223	$12,460	$12,086	$16,154
5/31/2020	$12,720	$12,888	$12,538	$16,923
6/30/2020	$12,755	$12,802	$12,612	$17,260
7/31/2020	$13,187	$13,308	$13,098	$18,233
8/31/2020	$13,785	$13,858	$13,643	$19,544
9/30/2020	$13,421	$13,518	$13,281	$18,801
10/31/2020	$13,116	$13,340	$13,042	$18,301
11/30/2020	$14,652	$15,135	$14,613	$20,305
12/31/2020	$15,087	$15,715	$15,106	$21,085
1/31/2021	$14,800	$15,571	$14,997	$20,872
2/28/2021	$15,580	$16,512	$15,597	$21,448
3/31/2021	$16,397	$17,484	$16,520	$22,387
4/30/2021	$17,179	$18,183	$17,162	$23,582
5/31/2021	$17,536	$18,607	$17,538	$23,747
6/30/2021	$17,303	$18,394	$17,468	$24,301
7/31/2021	$17,631	$18,541	$17,665	$24,878
8/31/2021	$18,127	$18,909	$18,022	$25,635
9/30/2021	$17,271	$18,251	$17,310	$24,443
10/31/2021	$18,386	$19,178	$18,262	$26,155
11/30/2021	$18,013	$18,502	$17,814	$25,974
12/31/2021	$19,057	$19,669	$18,907	$27,138
1/31/2022	$18,176	$19,211	$18,453	$25,734
2/28/2022	$17,838	$18,988	$18,175	$24,963
3/31/2022	$18,204	$19,524	$18,657	$25,890
4/30/2022	$17,043	$18,423	$17,697	$23,632
5/31/2022	$17,249	$18,781	$18,038	$23,676
6/30/2022	$16,029	$17,140	$16,675	$21,721
7/31/2022	$16,999	$18,276	$17,648	$23,724
8/31/2022	$16,545	$17,732	$17,112	$22,757
9/30/2022	$15,357	$16,177	$15,691	$20,661
10/31/2022	$16,787	$17,836	$17,182	$22,334
11/30/2022	$17,746	$18,950	$18,224	$23,582
12/31/2022	$17,122	$18,186	$17,500	$22,223
1/31/2023	$17,441	$19,129	$18,256	$23,619
2/28/2023	$17,012	$18,454	$17,703	$23,043
3/31/2023	$16,651	$18,369	$17,668	$23,889
4/30/2023	$16,905	$18,646	$17,899	$24,262
5/31/2023	$16,364	$17,927	$17,285	$24,367
6/30/2023	$17,303	$19,118	$18,331	$25,977
7/31/2023	$17,924	$19,790	$18,923	$26,812
8/31/2023	$17,614	$19,256	$18,488	$26,385
9/30/2023	$16,997	$18,513	$17,752	$25,127
10/31/2023	$16,641	$17,860	$17,287	$24,599
11/30/2023	$17,975	$19,207	$18,519	$26,845
12/31/2023	$18,856	$20,271	$19,477	$28,065
1/31/2024	$18,979	$20,292	$19,524	$28,536
2/29/2024	$19,927	$21,041	$20,132	$30,060
3/31/2024	$20,778	$22,092	$20,982	$31,027
4/30/2024	$19,883	$21,149	$20,200	$29,760
5/31/2024	$20,498	$21,819	$20,876	$31,236
6/30/2024	$20,551	$21,614	$20,912	$32,356
7/31/2024	$21,337	$22,719	$21,765	$32,750
8/31/2024	$21,819	$23,328	$22,299	$33,545
9/30/2024	$22,053	$23,652	$22,611	$34,261
10/31/2024	$22,222	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	33.54%	8.88%	8.31%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054701
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R3
Trading Symbol	LAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$110	0.94%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.58%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,287	$10,205	$10,189	$10,269
12/31/2014	$10,308	$10,267	$10,142	$10,243
1/31/2015	$9,978	$9,857	$9,885	$9,936
2/28/2015	$10,498	$10,334	$10,345	$10,507
3/31/2015	$10,345	$10,193	$10,197	$10,340
4/30/2015	$10,422	$10,289	$10,301	$10,440
5/31/2015	$10,492	$10,412	$10,355	$10,574
6/30/2015	$10,212	$10,204	$9,839	$10,369
7/31/2015	$10,295	$10,249	$9,921	$10,586
8/31/2015	$9,648	$9,639	$9,364	$9,948
9/30/2015	$9,432	$9,348	$9,109	$9,702
10/31/2015	$10,109	$10,053	$9,740	$10,520
11/30/2015	$10,060	$10,091	$9,717	$10,551
12/31/2015	$9,858	$9,874	$9,519	$10,385
1/31/2016	$9,375	$9,364	$9,146	$9,869
2/29/2016	$9,445	$9,362	$9,189	$9,856
3/31/2016	$10,094	$10,036	$9,786	$10,525
4/30/2016	$10,200	$10,247	$9,884	$10,566
5/31/2016	$10,340	$10,406	$10,004	$10,755
6/30/2016	$10,406	$10,496	$10,123	$10,783
7/31/2016	$10,760	$10,801	$10,417	$11,181
8/31/2016	$10,795	$10,884	$10,409	$11,196
9/30/2016	$10,793	$10,861	$10,379	$11,199
10/31/2016	$10,672	$10,693	$10,186	$10,994
11/30/2016	$11,319	$11,304	$10,608	$11,401
12/31/2016	$11,541	$11,587	$10,839	$11,627
1/31/2017	$11,564	$11,669	$10,945	$11,847
2/28/2017	$12,092	$12,089	$11,294	$12,318
3/31/2017	$12,007	$11,965	$11,258	$12,332
4/30/2017	$12,053	$11,943	$11,357	$12,459
5/31/2017	$12,121	$11,931	$11,408	$12,634
6/30/2017	$12,240	$12,126	$11,515	$12,713
7/31/2017	$12,362	$12,287	$11,669	$12,974
8/31/2017	$12,202	$12,144	$11,590	$13,014
9/30/2017	$12,607	$12,504	$11,923	$13,283
10/31/2017	$12,721	$12,595	$12,057	$13,593
11/30/2017	$13,158	$12,980	$12,411	$14,009
12/31/2017	$13,364	$13,170	$12,568	$14,165
1/31/2018	$13,914	$13,679	$13,044	$14,976
2/28/2018	$13,297	$13,026	$12,454	$14,424
3/31/2018	$13,036	$12,797	$12,250	$14,058
4/30/2018	$13,053	$12,839	$12,305	$14,112
5/31/2018	$13,130	$12,915	$12,457	$14,451
6/30/2018	$13,093	$12,947	$12,497	$14,540
7/31/2018	$13,665	$13,460	$12,945	$15,081
8/31/2018	$13,913	$13,659	$13,150	$15,573
9/30/2018	$13,940	$13,686	$13,159	$15,662
10/31/2018	$13,219	$12,977	$12,423	$14,591
11/30/2018	$13,622	$13,364	$12,740	$14,888
12/31/2018	$12,342	$12,081	$11,660	$13,544
1/31/2019	$13,232	$13,021	$12,464	$14,629
2/28/2019	$13,654	$13,438	$12,833	$15,099
3/31/2019	$13,643	$13,523	$12,938	$15,393
4/30/2019	$14,115	$14,003	$13,345	$16,016
5/31/2019	$13,219	$13,102	$12,571	$14,998
6/30/2019	$14,154	$14,043	$13,347	$16,055
7/31/2019	$14,344	$14,159	$13,476	$16,286
8/31/2019	$13,955	$13,743	$13,221	$16,028
9/30/2019	$14,491	$14,233	$13,624	$16,328
10/31/2019	$14,605	$14,432	$13,767	$16,681
11/30/2019	$15,080	$14,878	$14,110	$17,287
12/31/2019	$15,430	$15,288	$14,491	$17,809
1/31/2020	$14,961	$14,959	$14,204	$17,802
2/29/2020	$13,466	$13,510	$12,909	$16,336
3/31/2020	$11,113	$11,201	$10,929	$14,319
4/30/2020	$12,303	$12,460	$12,086	$16,154
5/31/2020	$12,794	$12,888	$12,538	$16,923
6/30/2020	$12,835	$12,802	$12,612	$17,260
7/31/2020	$13,270	$13,308	$13,098	$18,233
8/31/2020	$13,874	$13,858	$13,643	$19,544
9/30/2020	$13,509	$13,518	$13,281	$18,801
10/31/2020	$13,201	$13,340	$13,042	$18,301
11/30/2020	$14,751	$15,135	$14,613	$20,305
12/31/2020	$15,192	$15,715	$15,106	$21,085
1/31/2021	$14,903	$15,571	$14,997	$20,872
2/28/2021	$15,691	$16,512	$15,597	$21,448
3/31/2021	$16,509	$17,484	$16,520	$22,387
4/30/2021	$17,309	$18,183	$17,162	$23,582
5/31/2021	$17,658	$18,607	$17,538	$23,747
6/30/2021	$17,428	$18,394	$17,468	$24,301
7/31/2021	$17,758	$18,541	$17,665	$24,878
8/31/2021	$18,259	$18,909	$18,022	$25,635
9/30/2021	$17,409	$18,251	$17,310	$24,443
10/31/2021	$18,535	$19,178	$18,262	$26,155
11/30/2021	$18,148	$18,502	$17,814	$25,974
12/31/2021	$19,207	$19,669	$18,907	$27,138
1/31/2022	$18,318	$19,211	$18,453	$25,734
2/28/2022	$17,976	$18,988	$18,175	$24,963
3/31/2022	$18,351	$19,524	$18,657	$25,890
4/30/2022	$17,179	$18,423	$17,697	$23,632
5/31/2022	$17,386	$18,781	$18,038	$23,676
6/30/2022	$16,168	$17,140	$16,675	$21,721
7/31/2022	$17,148	$18,276	$17,648	$23,724
8/31/2022	$16,679	$17,732	$17,112	$22,757
9/30/2022	$15,492	$16,177	$15,691	$20,661
10/31/2022	$16,926	$17,836	$17,182	$22,334
11/30/2022	$17,895	$18,950	$18,224	$23,582
12/31/2022	$17,268	$18,186	$17,500	$22,223
1/31/2023	$17,591	$19,129	$18,256	$23,619
2/28/2023	$17,168	$18,454	$17,703	$23,043
3/31/2023	$16,808	$18,369	$17,668	$23,889
4/30/2023	$17,065	$18,646	$17,899	$24,262
5/31/2023	$16,517	$17,927	$17,285	$24,367
6/30/2023	$17,459	$19,118	$18,331	$25,977
7/31/2023	$18,098	$19,790	$18,923	$26,812
8/31/2023	$17,784	$19,256	$18,488	$26,385
9/30/2023	$17,155	$18,513	$17,752	$25,127
10/31/2023	$16,806	$17,860	$17,287	$24,599
11/30/2023	$18,145	$19,207	$18,519	$26,845
12/31/2023	$19,041	$20,271	$19,477	$28,065
1/31/2024	$19,165	$20,292	$19,524	$28,536
2/29/2024	$20,125	$21,041	$20,132	$30,060
3/31/2024	$20,979	$22,092	$20,982	$31,027
4/30/2024	$20,084	$21,149	$20,200	$29,760
5/31/2024	$20,707	$21,819	$20,876	$31,236
6/30/2024	$20,765	$21,614	$20,912	$32,356
7/31/2024	$21,561	$22,719	$21,765	$32,750
8/31/2024	$22,038	$23,328	$22,299	$33,545
9/30/2024	$22,279	$23,652	$22,611	$34,261
10/31/2024	$22,450	$23,392	$22,383	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	33.58%	8.98%	8.42%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155435
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R4
Trading Symbol	LAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.98%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$10,044	$10,083	$10,210
8/31/2015	$9,455	$9,446	$9,517	$9,594
9/30/2015	$9,243	$9,161	$9,258	$9,356
10/31/2015	$9,905	$9,852	$9,899	$10,145
11/30/2015	$9,856	$9,889	$9,876	$10,176
12/31/2015	$9,665	$9,677	$9,675	$10,015
1/31/2016	$9,192	$9,177	$9,296	$9,518
2/29/2016	$9,261	$9,174	$9,340	$9,505
3/31/2016	$9,909	$9,835	$9,946	$10,150
4/30/2016	$10,012	$10,042	$10,046	$10,189
5/31/2016	$10,150	$10,198	$10,168	$10,372
6/30/2016	$10,221	$10,286	$10,288	$10,399
7/31/2016	$10,568	$10,585	$10,588	$10,783
8/31/2016	$10,603	$10,666	$10,580	$10,798
9/30/2016	$10,600	$10,644	$10,549	$10,800
10/31/2016	$10,482	$10,479	$10,353	$10,603
11/30/2016	$11,131	$11,078	$10,781	$10,996
12/31/2016	$11,346	$11,355	$11,016	$11,213
1/31/2017	$11,368	$11,436	$11,124	$11,426
2/28/2017	$11,894	$11,847	$11,478	$11,879
3/31/2017	$11,809	$11,726	$11,442	$11,893
4/30/2017	$11,861	$11,704	$11,543	$12,015
5/31/2017	$11,928	$11,692	$11,595	$12,184
6/30/2017	$12,048	$11,883	$11,704	$12,260
7/31/2017	$12,175	$12,041	$11,860	$12,512
8/31/2017	$12,018	$11,901	$11,780	$12,551
9/30/2017	$12,417	$12,254	$12,118	$12,810
10/31/2017	$12,530	$12,343	$12,254	$13,109
11/30/2017	$12,967	$12,721	$12,614	$13,511
12/31/2017	$13,172	$12,906	$12,774	$13,661
1/31/2018	$13,714	$13,405	$13,258	$14,443
2/28/2018	$13,105	$12,765	$12,657	$13,911
3/31/2018	$12,857	$12,541	$12,451	$13,557
4/30/2018	$12,874	$12,582	$12,507	$13,609
5/31/2018	$12,949	$12,657	$12,660	$13,937
6/30/2018	$12,921	$12,688	$12,701	$14,023
7/31/2018	$13,486	$13,190	$13,157	$14,544
8/31/2018	$13,731	$13,385	$13,366	$15,018
9/30/2018	$13,758	$13,412	$13,375	$15,104
10/31/2018	$13,046	$12,717	$12,626	$14,072
11/30/2018	$13,444	$13,097	$12,949	$14,358
12/31/2018	$12,188	$11,839	$11,850	$13,062
1/31/2019	$13,068	$12,761	$12,668	$14,109
2/28/2019	$13,485	$13,169	$13,043	$14,562
3/31/2019	$13,473	$13,252	$13,150	$14,845
4/30/2019	$13,939	$13,722	$13,563	$15,446
5/31/2019	$13,063	$12,840	$12,777	$14,464
6/30/2019	$13,987	$13,762	$13,565	$15,483
7/31/2019	$14,174	$13,876	$13,697	$15,706
8/31/2019	$13,800	$13,468	$13,437	$15,457
9/30/2019	$14,329	$13,948	$13,846	$15,746
10/31/2019	$14,443	$14,143	$13,992	$16,087
11/30/2019	$14,913	$14,581	$14,341	$16,671
12/31/2019	$15,268	$14,982	$14,728	$17,175
1/31/2020	$14,813	$14,659	$14,436	$17,168
2/29/2020	$13,322	$13,240	$13,120	$15,755
3/31/2020	$11,001	$10,977	$11,108	$13,809
4/30/2020	$12,181	$12,211	$12,283	$15,579
5/31/2020	$12,678	$12,630	$12,743	$16,321
6/30/2020	$12,717	$12,546	$12,818	$16,645
7/31/2020	$13,149	$13,042	$13,313	$17,584
8/31/2020	$13,748	$13,581	$13,866	$18,848
9/30/2020	$13,385	$13,247	$13,498	$18,132
10/31/2020	$13,089	$13,073	$13,256	$17,650
11/30/2020	$14,638	$14,832	$14,852	$19,582
12/31/2020	$15,076	$15,400	$15,353	$20,335
1/31/2021	$14,788	$15,259	$15,242	$20,129
2/28/2021	$15,571	$16,182	$15,852	$20,684
3/31/2021	$16,394	$17,134	$16,790	$21,590
4/30/2021	$17,179	$17,819	$17,442	$22,742
5/31/2021	$17,537	$18,235	$17,824	$22,901
6/30/2021	$17,308	$18,026	$17,754	$23,436
7/31/2021	$17,647	$18,170	$17,954	$23,993
8/31/2021	$18,146	$18,531	$18,317	$24,722
9/30/2021	$17,301	$17,885	$17,593	$23,572
10/31/2021	$18,422	$18,794	$18,561	$25,224
11/30/2021	$18,047	$18,131	$18,106	$25,049
12/31/2021	$19,103	$19,275	$19,216	$26,172
1/31/2022	$18,227	$18,826	$18,755	$24,817
2/28/2022	$17,887	$18,608	$18,472	$24,074
3/31/2022	$18,262	$19,133	$18,963	$24,968
4/30/2022	$17,104	$18,054	$17,986	$22,791
5/31/2022	$17,310	$18,405	$18,333	$22,833
6/30/2022	$16,097	$16,797	$16,948	$20,948
7/31/2022	$17,075	$17,911	$17,937	$22,879
8/31/2022	$16,617	$17,377	$17,392	$21,946
9/30/2022	$15,432	$15,853	$15,948	$19,925
10/31/2022	$16,874	$17,479	$17,463	$21,538
11/30/2022	$17,842	$18,571	$18,522	$22,742
12/31/2022	$17,216	$17,822	$17,787	$21,432
1/31/2023	$17,549	$18,746	$18,555	$22,778
2/28/2023	$17,116	$18,085	$17,993	$22,223
3/31/2023	$16,766	$18,002	$17,957	$23,038
4/30/2023	$17,023	$18,273	$18,192	$23,398
5/31/2023	$16,487	$17,568	$17,568	$23,500
6/30/2023	$17,429	$18,735	$18,630	$25,053
7/31/2023	$18,069	$19,394	$19,233	$25,857
8/31/2023	$17,755	$18,870	$18,790	$25,446
9/30/2023	$17,137	$18,142	$18,043	$24,232
10/31/2023	$16,788	$17,502	$17,570	$23,723
11/30/2023	$18,139	$18,823	$18,822	$25,889
12/31/2023	$19,035	$19,865	$19,796	$27,066
1/31/2024	$19,159	$19,886	$19,843	$27,520
2/29/2024	$20,121	$20,619	$20,462	$28,990
3/31/2024	$20,989	$21,650	$21,326	$29,923
4/30/2024	$20,092	$20,725	$20,531	$28,700
5/31/2024	$20,716	$21,382	$21,218	$30,124
6/30/2024	$20,776	$21,181	$21,254	$31,204
7/31/2024	$21,574	$22,264	$22,121	$31,584
8/31/2024	$22,064	$22,861	$22,663	$32,350
9/30/2024	$22,309	$23,179	$22,981	$33,041
10/31/2024	$22,492	$22,924	$22,749	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	33.98%	9.26%	9.07%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155436
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R5
Trading Symbol	LAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.38%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,088	$10,044	$10,083	$10,210
8/31/2015	$9,456	$9,446	$9,517	$9,594
9/30/2015	$9,251	$9,161	$9,258	$9,356
10/31/2015	$9,912	$9,852	$9,899	$10,145
11/30/2015	$9,870	$9,889	$9,876	$10,176
12/31/2015	$9,679	$9,677	$9,675	$10,015
1/31/2016	$9,207	$9,177	$9,296	$9,518
2/29/2016	$9,275	$9,174	$9,340	$9,505
3/31/2016	$9,928	$9,835	$9,946	$10,150
4/30/2016	$10,031	$10,042	$10,046	$10,189
5/31/2016	$10,176	$10,198	$10,168	$10,372
6/30/2016	$10,246	$10,286	$10,288	$10,399
7/31/2016	$10,593	$10,585	$10,588	$10,783
8/31/2016	$10,634	$10,666	$10,580	$10,798
9/30/2016	$10,631	$10,644	$10,549	$10,800
10/31/2016	$10,520	$10,479	$10,353	$10,603
11/30/2016	$11,168	$11,078	$10,781	$10,996
12/31/2016	$11,386	$11,355	$11,016	$11,213
1/31/2017	$11,416	$11,436	$11,124	$11,426
2/28/2017	$11,941	$11,847	$11,478	$11,879
3/31/2017	$11,865	$11,726	$11,442	$11,893
4/30/2017	$11,917	$11,704	$11,543	$12,015
5/31/2017	$11,985	$11,692	$11,595	$12,184
6/30/2017	$12,109	$11,883	$11,704	$12,260
7/31/2017	$12,236	$12,041	$11,860	$12,512
8/31/2017	$12,086	$11,901	$11,780	$12,551
9/30/2017	$12,484	$12,254	$12,118	$12,810
10/31/2017	$12,605	$12,343	$12,254	$13,109
11/30/2017	$13,042	$12,721	$12,614	$13,511
12/31/2017	$13,252	$12,906	$12,774	$13,661
1/31/2018	$13,803	$13,405	$13,258	$14,443
2/28/2018	$13,194	$12,765	$12,657	$13,911
3/31/2018	$12,946	$12,541	$12,451	$13,557
4/30/2018	$12,962	$12,582	$12,507	$13,609
5/31/2018	$13,038	$12,657	$12,660	$13,937
6/30/2018	$13,018	$12,688	$12,701	$14,023
7/31/2018	$13,592	$13,190	$13,157	$14,544
8/31/2018	$13,846	$13,385	$13,366	$15,018
9/30/2018	$13,872	$13,412	$13,375	$15,104
10/31/2018	$13,159	$12,717	$12,626	$14,072
11/30/2018	$13,558	$13,097	$12,949	$14,358
12/31/2018	$12,299	$11,839	$11,850	$13,062
1/31/2019	$13,181	$12,761	$12,668	$14,109
2/28/2019	$13,608	$13,169	$13,043	$14,562
3/31/2019	$13,605	$13,252	$13,150	$14,845
4/30/2019	$14,082	$13,722	$13,563	$15,446
5/31/2019	$13,194	$12,840	$12,777	$14,464
6/30/2019	$14,130	$13,762	$13,565	$15,483
7/31/2019	$14,327	$13,876	$13,697	$15,706
8/31/2019	$13,942	$13,468	$13,437	$15,457
9/30/2019	$14,492	$13,948	$13,846	$15,746
10/31/2019	$14,605	$14,143	$13,992	$16,087
11/30/2019	$15,077	$14,581	$14,341	$16,671
12/31/2019	$15,444	$14,982	$14,728	$17,175
1/31/2020	$14,987	$14,659	$14,436	$17,168
2/29/2020	$13,480	$13,240	$13,120	$15,755
3/31/2020	$11,137	$10,977	$11,108	$13,809
4/30/2020	$12,323	$12,211	$12,283	$15,579
5/31/2020	$12,833	$12,630	$12,743	$16,321
6/30/2020	$12,870	$12,546	$12,818	$16,645
7/31/2020	$13,324	$13,042	$13,313	$17,584
8/31/2020	$13,926	$13,581	$13,866	$18,848
9/30/2020	$13,560	$13,247	$13,498	$18,132
10/31/2020	$13,262	$13,073	$13,256	$17,650
11/30/2020	$14,831	$14,832	$14,852	$19,582
12/31/2020	$15,280	$15,400	$15,353	$20,335
1/31/2021	$14,991	$15,259	$15,242	$20,129
2/28/2021	$15,789	$16,182	$15,852	$20,684
3/31/2021	$16,628	$17,134	$16,790	$21,590
4/30/2021	$17,439	$17,819	$17,442	$22,742
5/31/2021	$17,799	$18,235	$17,824	$22,901
6/30/2021	$17,569	$18,026	$17,754	$23,436
7/31/2021	$17,911	$18,170	$17,954	$23,993
8/31/2021	$18,424	$18,531	$18,317	$24,722
9/30/2021	$17,573	$17,885	$17,593	$23,572
10/31/2021	$18,714	$18,794	$18,561	$25,224
11/30/2021	$18,335	$18,131	$18,106	$25,049
12/31/2021	$19,412	$19,275	$19,216	$26,172
1/31/2022	$18,528	$18,826	$18,755	$24,817
2/28/2022	$18,185	$18,608	$18,472	$24,074
3/31/2022	$18,575	$19,133	$18,963	$24,968
4/30/2022	$17,395	$18,054	$17,986	$22,791
5/31/2022	$17,614	$18,405	$18,333	$22,833
6/30/2022	$16,379	$16,797	$16,948	$20,948
7/31/2022	$17,377	$17,911	$17,937	$22,879
8/31/2022	$16,914	$17,377	$17,392	$21,946
9/30/2022	$15,720	$15,853	$15,948	$19,925
10/31/2022	$17,188	$17,479	$17,463	$21,538
11/30/2022	$18,177	$18,571	$18,522	$22,742
12/31/2022	$17,543	$17,822	$17,787	$21,432
1/31/2023	$17,880	$18,746	$18,555	$22,778
2/28/2023	$17,442	$18,085	$17,993	$22,223
3/31/2023	$17,088	$18,002	$17,957	$23,038
4/30/2023	$17,359	$18,273	$18,192	$23,398
5/31/2023	$16,817	$17,568	$17,568	$23,500
6/30/2023	$17,781	$18,735	$18,630	$25,053
7/31/2023	$18,440	$19,394	$19,233	$25,857
8/31/2023	$18,122	$18,870	$18,790	$25,446
9/30/2023	$17,496	$18,142	$18,043	$24,232
10/31/2023	$17,132	$17,502	$17,570	$23,723
11/30/2023	$18,523	$18,823	$18,822	$25,889
12/31/2023	$19,442	$19,865	$19,796	$27,066
1/31/2024	$19,580	$19,886	$19,843	$27,520
2/29/2024	$20,566	$20,619	$20,462	$28,990
3/31/2024	$21,446	$21,650	$21,326	$29,923
4/30/2024	$20,537	$20,725	$20,531	$28,700
5/31/2024	$21,181	$21,382	$21,218	$30,124
6/30/2024	$21,244	$21,181	$21,254	$31,204
7/31/2024	$22,077	$22,264	$22,121	$31,584
8/31/2024	$22,586	$22,861	$22,663	$32,350
9/30/2024	$22,836	$23,179	$22,981	$33,041
10/31/2024	$23,021	$22,924	$22,749	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	34.38%	9.53%	9.34%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155437
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R6
Trading Symbol	LAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.38%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.40%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,088	$10,044	$10,083	$10,210
8/31/2015	$9,456	$9,446	$9,517	$9,594
9/30/2015	$9,251	$9,161	$9,258	$9,356
10/31/2015	$9,918	$9,852	$9,899	$10,145
11/30/2015	$9,870	$9,889	$9,876	$10,176
12/31/2015	$9,679	$9,677	$9,675	$10,015
1/31/2016	$9,214	$9,177	$9,296	$9,518
2/29/2016	$9,283	$9,174	$9,340	$9,505
3/31/2016	$9,930	$9,835	$9,946	$10,150
4/30/2016	$10,040	$10,042	$10,046	$10,189
5/31/2016	$10,184	$10,198	$10,168	$10,372
6/30/2016	$10,256	$10,286	$10,288	$10,399
7/31/2016	$10,609	$10,585	$10,588	$10,783
8/31/2016	$10,644	$10,666	$10,580	$10,798
9/30/2016	$10,649	$10,644	$10,549	$10,800
10/31/2016	$10,530	$10,479	$10,353	$10,603
11/30/2016	$11,179	$11,078	$10,781	$10,996
12/31/2016	$11,405	$11,355	$11,016	$11,213
1/31/2017	$11,427	$11,436	$11,124	$11,426
2/28/2017	$11,960	$11,847	$11,478	$11,879
3/31/2017	$11,878	$11,726	$11,442	$11,893
4/30/2017	$11,930	$11,704	$11,543	$12,015
5/31/2017	$12,005	$11,692	$11,595	$12,184
6/30/2017	$12,130	$11,883	$11,704	$12,260
7/31/2017	$12,257	$12,041	$11,860	$12,512
8/31/2017	$12,107	$11,901	$11,780	$12,551
9/30/2017	$12,506	$12,254	$12,118	$12,810
10/31/2017	$12,626	$12,343	$12,254	$13,109
11/30/2017	$13,064	$12,721	$12,614	$13,511
12/31/2017	$13,284	$12,906	$12,774	$13,661
1/31/2018	$13,835	$13,405	$13,258	$14,443
2/28/2018	$13,225	$12,765	$12,657	$13,911
3/31/2018	$12,970	$12,541	$12,451	$13,557
4/30/2018	$12,995	$12,582	$12,507	$13,609
5/31/2018	$13,070	$12,657	$12,660	$13,937
6/30/2018	$13,043	$12,688	$12,701	$14,023
7/31/2018	$13,626	$13,190	$13,157	$14,544
8/31/2018	$13,880	$13,385	$13,366	$15,018
9/30/2018	$13,908	$13,412	$13,375	$15,104
10/31/2018	$13,185	$12,717	$12,626	$14,072
11/30/2018	$13,593	$13,097	$12,949	$14,358
12/31/2018	$12,325	$11,839	$11,850	$13,062
1/31/2019	$13,217	$12,761	$12,668	$14,109
2/28/2019	$13,644	$13,169	$13,043	$14,562
3/31/2019	$13,642	$13,252	$13,150	$14,845
4/30/2019	$14,119	$13,722	$13,563	$15,446
5/31/2019	$13,231	$12,840	$12,777	$14,464
6/30/2019	$14,168	$13,762	$13,565	$15,483
7/31/2019	$14,365	$13,876	$13,697	$15,706
8/31/2019	$13,989	$13,468	$13,437	$15,457
9/30/2019	$14,531	$13,948	$13,846	$15,746
10/31/2019	$14,654	$14,143	$13,992	$16,087
11/30/2019	$15,126	$14,581	$14,341	$16,671
12/31/2019	$15,494	$14,982	$14,728	$17,175
1/31/2020	$15,036	$14,659	$14,436	$17,168
2/29/2020	$13,528	$13,240	$13,120	$15,755
3/31/2020	$11,174	$10,977	$11,108	$13,809
4/30/2020	$12,371	$12,211	$12,283	$15,579
5/31/2020	$12,881	$12,630	$12,743	$16,321
6/30/2020	$12,920	$12,546	$12,818	$16,645
7/31/2020	$13,374	$13,042	$13,313	$17,584
8/31/2020	$13,987	$13,581	$13,866	$18,848
9/30/2020	$13,622	$13,247	$13,498	$18,132
10/31/2020	$13,324	$13,073	$13,256	$17,650
11/30/2020	$14,894	$14,832	$14,852	$19,582
12/31/2020	$15,346	$15,400	$15,353	$20,335
1/31/2021	$15,056	$15,259	$15,242	$20,129
2/28/2021	$15,865	$16,182	$15,852	$20,684
3/31/2021	$16,707	$17,134	$16,790	$21,590
4/30/2021	$17,518	$17,819	$17,442	$22,742
5/31/2021	$17,879	$18,235	$17,824	$22,901
6/30/2021	$17,651	$18,026	$17,754	$23,436
7/31/2021	$17,994	$18,170	$17,954	$23,993
8/31/2021	$18,517	$18,531	$18,317	$24,722
9/30/2021	$17,657	$17,885	$17,593	$23,572
10/31/2021	$18,810	$18,794	$18,561	$25,224
11/30/2021	$18,431	$18,131	$18,106	$25,049
12/31/2021	$19,511	$19,275	$19,216	$26,172
1/31/2022	$18,615	$18,826	$18,755	$24,817
2/28/2022	$18,282	$18,608	$18,472	$24,074
3/31/2022	$18,674	$19,133	$18,963	$24,968
4/30/2022	$17,493	$18,054	$17,986	$22,791
5/31/2022	$17,702	$18,405	$18,333	$22,833
6/30/2022	$16,467	$16,797	$16,948	$20,948
7/31/2022	$17,477	$17,911	$17,937	$22,879
8/31/2022	$17,014	$17,377	$17,392	$21,946
9/30/2022	$15,809	$15,853	$15,948	$19,925
10/31/2022	$17,280	$17,479	$17,463	$21,538
11/30/2022	$18,281	$18,571	$18,522	$22,742
12/31/2022	$17,648	$17,822	$17,787	$21,432
1/31/2023	$17,986	$18,746	$18,555	$22,778
2/28/2023	$17,558	$18,085	$17,993	$22,223
3/31/2023	$17,195	$18,002	$17,957	$23,038
4/30/2023	$17,466	$18,273	$18,192	$23,398
5/31/2023	$16,923	$17,568	$17,568	$23,500
6/30/2023	$17,890	$18,735	$18,630	$25,053
7/31/2023	$18,550	$19,394	$19,233	$25,857
8/31/2023	$18,231	$18,870	$18,790	$25,446
9/30/2023	$17,605	$18,142	$18,043	$24,232
10/31/2023	$17,251	$17,502	$17,570	$23,723
11/30/2023	$18,645	$18,823	$18,822	$25,889
12/31/2023	$19,566	$19,865	$19,796	$27,066
1/31/2024	$19,703	$19,886	$19,843	$27,520
2/29/2024	$20,702	$20,619	$20,462	$28,990
3/31/2024	$21,596	$21,650	$21,326	$29,923
4/30/2024	$20,674	$20,725	$20,531	$28,700
5/31/2024	$21,319	$21,382	$21,218	$30,124
6/30/2024	$21,394	$21,181	$21,254	$31,204
7/31/2024	$22,228	$22,264	$22,121	$31,584
8/31/2024	$22,737	$22,861	$22,663	$32,350
9/30/2024	$22,987	$23,179	$22,981	$33,041
10/31/2024	$23,185	$22,924	$22,749	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	34.40%	9.61%	9.42%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,234,840,583
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,564,515
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.